INCOME TAXES - Schedule of Net income (loss) before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
INCOME TAXES
Net income (loss) before income taxes	$ (206,248,612)	$ 1,258,514
Cayman Islands
INCOME TAXES
Net income (loss) before income taxes	(289,535,039)	2,077,284
Hong Kong
INCOME TAXES
Net income (loss) before income taxes	78,545,158	$ (818,770)
USA
INCOME TAXES
Net income (loss) before income taxes	(9,039,383)
British Virgin Islands
INCOME TAXES
Net income (loss) before income taxes	$ 13,780,652